Financial liabilities - Disclosure of Financial Liabilities Per Maturity (Details) € in Thousands				1 Months Ended	12 Months Ended
	Aug. 31, 2022 EUR (€) loan	Jan. 05, 2022 EUR (€) loan_agreement	Aug. 30, 2019 EUR (€)	Aug. 31, 2022 EUR (€) loan	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) loan	Dec. 31, 2023 EUR (€) loan	Dec. 31, 2025 loan	Dec. 31, 2025 loan_agreement	Jul. 03, 2017 EUR (€)
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					€ 30,995	€ 39,893	€ 42,251
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					487	31	(589)
Repayments of borrowings and lease liabilities					(8,911)	(8,928)	(1,773)
Financial liabilities at end of period					22,571	30,995	39,893
Current prepaid expenses					2,387	2,820	5,693
Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses					€ 542	€ 754	€ 1,005
PGE loan agreement, Societe Generale
Disclosure of financial liabilities [Line Items]
Borrowing, maturity				4 years
Borrowings, interest rate	1.56%			1.56%
Number of loans | loan				2
PGE loan agreement, Societe Generale | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses	€ 877			€ 877
PGE loan agreement, BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowings, interest rate	0.95%			0.95%
PGE loan agreement, BNP Paribas | Guarantees
Disclosure of financial liabilities [Line Items]
Current prepaid expenses	€ 379			€ 379
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Borrowing, number of loan agreement	2			2		2	2	2	2
Borrowing, maturity	5 years				5 years
Borrowing, grace period	1 year
Subtotal (excluding RoU)
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					€ 30,620	€ 39,060	€ 40,207
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					8	(3)	16
Repayments of borrowings and lease liabilities					(8,436)	(8,437)	(1,163)
Financial liabilities at end of period					22,189	30,620	39,060
PGE loan agreement, Societe Generale
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					15,125	20,000	20,000
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					6	9	0
Repayments of borrowings and lease liabilities					(4,969)	(4,884)	0
Financial liabilities at end of period					10,162	15,125	20,000
Notional amount		€ 20,000
PGE loan agreement, BNP Paribas
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					6,558	8,700	8,700
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					2	3	0
Repayments of borrowings and lease liabilities					(2,168)	(2,144)	0
Financial liabilities at end of period					4,393	6,558	8,700
Notional amount		8,700
Lease liabilities – Real estate property
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period						14	15
Proceeds from borrowings							0
Non cash effects : proceeds from lease liabilities and other							(1)
Repayments of borrowings and lease liabilities							0
Financial liabilities at end of period							14
State guaranteed loans - accrued interest
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					0	14
Proceeds from borrowings					0	0
Non cash effects : proceeds from lease liabilities and other						(14)
Repayments of borrowings and lease liabilities						0
Financial liabilities at end of period					0	0	14
Property transaction (down-payment)
Disclosure of financial liabilities [Line Items]
Financial liabilities down payment at beginning of period					0	0
Proceeds from borrowings						0
Non cash effects : proceeds from lease liabilities and other						0
Repayments of borrowings, down payment						0
Financial liabilities down payment at end of period						0	0
Loans – Equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					43	99	154
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other						0	0
Repayments of borrowings and lease liabilities					(43)	(56)	(55)
Financial liabilities at end of period					0	43	99
Loan – Building
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					8,894	10,247	11,338
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other						0	17
Repayments of borrowings and lease liabilities					(1,260)	(1,353)	(1,108)
Financial liabilities at end of period					7,634	8,894	10,247
Lease liabilities – Building "Le Virage"
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					131	375	1,353
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					279	0	(685)
Repayments of borrowings and lease liabilities					(273)	(244)	(293)
Financial liabilities at end of period					137	131	375
Lease liabilities – Premises Innate Inc.
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					164	246	345
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					(5)	15	0
Repayments of borrowings and lease liabilities					(104)	(97)	(99)
Financial liabilities at end of period					55	164	246
Lease liabilities – Laboratory equipment
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					0	109	287
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other						0	0
Repayments of borrowings and lease liabilities						(109)	(178)
Financial liabilities at end of period					0	0	109
Lease liabilities – Vehicles
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					71	85	33
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other					(6)	19	80
Repayments of borrowings and lease liabilities					(25)	(32)	(31)
Financial liabilities at end of period					40	71	85
Lease liabilities - Printers
Disclosure of financial liabilities [Line Items]
Financial liabilities at beginning of period					9	18	27
Proceeds from borrowings					0	0	0
Non cash effects : proceeds from lease liabilities and other						0	0
Repayments of borrowings and lease liabilities					(9)	(9)	(9)
Financial liabilities at end of period					€ 0	€ 9	€ 18
PGE loan agreement, Societe Generale and BNP Paribas
Disclosure of financial liabilities [Line Items]
Notional amount		€ 28,700
Borrowing, number of loan agreement | loan_agreement		2
Borrowing, maturity		1 year
Borrowing, maturity, extension period option		5 years
Borrowing, percentage of state-guaranteed loan		90.00%
Loan agreement with Société Générale
Disclosure of financial liabilities [Line Items]
Proceeds from borrowings			€ 13,900
Loan agreement, maximum borrowing capacity										€ 15,200